Schedule of Investments(a)
Invesco Solar ETF (TAN)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Electrical Equipment-5.40%
Sunrun, Inc.(b)	2,360,522	$151,262,250
Independent Power and Renewable Electricity Producers-28.75%
Atlantica Sustainable Infrastructure PLC (Spain), (Acquired 02/13/2017 - 11/30/2020; Cost $51,565,764)(c)	1,863,289	64,078,509
Azure Power Global Ltd. (India)(b)(d)	1,678,692	63,538,492
Clearway Energy, Inc., Class C	2,376,229	69,552,223
Encavis AG (Germany)(d)	4,372,841	93,840,484
Neoen S.A. (France)(b)(d)(e)	978,624	59,350,985
RENOVA, Inc. (Japan)(b)	2,103,153	52,238,468
Scatec ASA (Norway)(e)	4,262,941	133,905,809
Solaria Energia y Medio Ambiente S.A. (Spain)(b)(d)	3,568,626	83,839,104
Sunnova Energy International, Inc.(b)	1,749,015	70,852,598
West Holdings Corp. (Japan)(d)	990,999	38,490,011
Xinyi Energy Holdings Ltd. (China)	131,773,710	75,979,166
		805,665,849
Mortgage REITs-3.48%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,782,276	97,419,206
Semiconductors & Semiconductor Equipment-61.97%
Canadian Solar, Inc. (Canada)(b)(d)	2,296,474	98,197,228
Daqo New Energy Corp., ADR (China)(b)	2,880,129	123,903,150
Enphase Energy, Inc.(b)	2,188,179	298,839,606
First Solar, Inc.(b)	2,056,665	192,154,211
Flat Glass Group Co. Ltd., H Shares (China)(d)(f)	20,762,920	57,983,517
GCL-Poly Energy Holdings Ltd. (China)(b)(d)(f)	1,061,351,009	108,154,440
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
JinkoSolar Holding Co. Ltd., ADR (China)(b)(d)	2,208,627	$152,483,608
Maxeon Solar Technologies Ltd.(b)	953,128	23,275,386
Meyer Burger Technology AG (Switzerland)(b)(f)	156,129,184	66,018,173
SMA Solar Technology AG (Germany)(b)	953,772	55,059,974
SolarEdge Technologies, Inc.(b)	949,160	263,847,497
SunPower Corp.(b)(d)	4,763,164	105,551,714
Xinyi Solar Holdings Ltd. (China)	104,621,031	190,821,203
		1,736,289,707
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,755,987,993)		2,790,637,012
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.42%
Invesco Private Government Fund, 0.02%(f)(g)(h)	184,043,723	184,043,723
Invesco Private Prime Fund, 0.12%(f)(g)(h)	275,982,790	276,065,582
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $460,109,308)		460,109,305
TOTAL INVESTMENTS IN SECURITIES-116.02% (Cost $2,216,097,301)		3,250,746,317
OTHER ASSETS LESS LIABILITIES-(16.02)%		(448,947,858)
NET ASSETS-100.00%		$2,801,798,459

See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Restricted security. The value of this security at period end represented 2.29% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at November 30, 2020.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $193,256,794, which represented 6.90% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,416,689	$(9,416,689)	$-	$-	$-	$28
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	18,259,919	(18,259,919)	-	-	-	5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	140,619,171	265,362,246	(221,937,694)	-	-	184,043,723	12,315*
Invesco Private Prime Fund	46,873,617	383,056,042	(153,869,014)	(2)	4,939	276,065,582	34,218*
Investments in Other Affiliates:
Flat Glass Group Co. Ltd., H Shares**	37,546,385	28,051,641	(31,870,912)	9,921,834	14,334,569	57,983,517	1,024,233
GCL-Poly Energy Holdings Ltd.	33,099,907	28,396,653	(10,402,670)	58,491,829	(1,431,279)	108,154,440	-
Meyer Burger Technology AG	-	47,114,690	(3,240,635)	21,390,854	753,264	66,018,173	-
Total	$258,139,080	$779,657,880	$(448,997,533)	$89,804,515	$13,661,493	$692,265,435	$1,070,799

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of November 30, 2020, this security was not considered as an affiliate of the Fund.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	25.32%
See accompanying notes which are an integral part of this schedule.

Invesco Solar ETF (TAN)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,790,637,012	$-	$-	$2,790,637,012
Money Market Funds	-	460,109,305	-	460,109,305
Total Investments	$2,790,637,012	$460,109,305	$-	$3,250,746,317
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Fund’s investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.